Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 546,341	₩ 795,117	₩ 624,685
Adjustments to reconcile net income
Income tax expense	270,656	328,314	346,146
Interest income	(108,639)	(130,066)	(161,123)
Interest expense	302,464	337,219	445,814
Dividends income	(4,785)	(3,926)	(11,371)
Depreciation	2,802,531	2,821,779	3,030,821
Amortization of intangible assets	635,150	599,721	609,185
Provision for severance benefits	218,966	217,255	217,787
Impairment losses on trade receivables	45,704	92,711	161,448
Share of net profit or loss of associates and joint ventures	15,480	(2,547)	(5,562)
Loss(gain) on disposal of associates and joint ventures	979	(1,450)	(4,848)
Impairment loss of associates and joint ventures	3,662	17,128
Gain on disposal of subsidiaries			(256,230)
Loss on disposal of property, plant and equipment and investment in properties	150,293	74,913	129,466
Loss on disposal of intangible assets	4,271	7,703	33,978
Loss on impairment of intangible assets	116,095	135,264	292,345
Loss on foreign currency translation	(213,341)	109,784	164,374
Loss(gain) on valuation of derivatives	268,094	(117,181)	(306,538)
Impairment losses on available-for-sale financial assets	9	966	1,805
Gain on disposal of available-for-sale financial assets	(89,598)	(22,695)	(131,041)
Others	(251,193)	64,863	24,140
Changes in operating assets and liabilities
Decrease(increase) in trade receivables	(303,340)	252,196	112,674
Increase in other receivables	(346,013)	(770,893)	(21,749)
Decrease(increase) in other current assets	11,792	48,549	(19,701)
Increase in other non-current assets	(43,790)	(51,765)	(137,532)
Decrease(increase) in inventories	(205,403)	167,873	(270,343)
Increase(decrease) in trade payables	162,110	(114,838)	81,295
Increase(decrease) in other payables	214,689	705,807	(48,680)
Increase(decrease) in other current liabilities	288,553	37,798	(9,452)
Increase in other non-current liabilities	174,618	30,762	119,836
Decrease in provisions	(12,574)	(12,583)	(8,902)
Decrease in deferred revenue	(13,086)	(69,179)	(82,582)
Increase in plan assets	(203,420)	(224,244)	(223,194)
Payment of severance benefits	(118,391)	(121,835)	(117,691)
Cash generated from operations (1+2+3)	₩ 4,318,884	₩ 5,202,520	₩ 4,579,260